Investment in associates - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Assets	R$ 40,087,633	R$ 30,774,403
Liabilities	(15,548,376)	(17,912,834)
Non-current
Assets	95,029,885	110,491,499
Liabilities	(88,559,510)	(83,954,706)
Total shareholders' equity	31,009,632	39,398,362	R$ 50,981,180	R$ 48,169,399
Cosan Dez [member]
Current
Assets	369,391	1,590,825
Liabilities	(15,290)	(1,336,052)
Current net assets	354,101	254,773
Non-current
Assets	4,687,097	4,091,608
Liabilities
Non-current net assets	4,687,097	4,091,608
Total shareholders' equity	5,041,198	4,346,381
Cosan Nove [member]
Current
Assets	7,463	46,918
Liabilities	(19)	(40,018)
Current net assets	7,444	6,900
Non-current
Assets		9,310,850
Liabilities
Non-current net assets		9,310,850
Total shareholders' equity	7,444	9,317,750
Moove [member]
Current
Assets	707,281	31,765
Liabilities
Current net assets	707,281	31,765
Non-current
Assets	1,712,927	1,858,568
Liabilities
Non-current net assets	1,712,927	1,858,568
Total shareholders' equity	2,420,208	1,890,333
Rumo S.A. [member]
Current
Assets	1,240,600	3,451,323
Liabilities	(1,474,294)	(1,267,586)
Current net assets	(233,694)	2,183,737
Non-current
Assets	25,766,338	23,288,895
Liabilities	(11,690,002)	(10,741,388)
Non-current net assets	14,076,336	12,547,507
Total shareholders' equity	13,842,642	14,731,244
Radar [member]
Current
Assets	461,016	559,288
Liabilities	(127,550)	(137,056)
Current net assets	333,466	422,232
Non-current
Assets	18,401,988	17,179,276
Liabilities	(861,011)	(602,315)
Non-current net assets	17,540,977	16,576,961
Total shareholders' equity	R$ 17,874,443	R$ 16,999,193